Post-Retirement Benefit Obligations	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Post-Retirement Benefit Obligations
41	POST-RETIREMENT BENEFIT OBLIGATIONS

(a)	Pension - defined contribution

The group companies participate in defined contribution retirement schemes organized by municipal governments of various provinces in which the group companies operate. Substantially all of the Group’s PRC employees are eligible to participate in these defined contribution retirement schemes. In addition, the group companies implemented an additional defined contribution retirement pension scheme for eligible employees since 2014.

(b)	Post-retirement benefits

In addition to the above schemes, the Group provides eligible retirees with other post-retirement benefits, including retirement subsidies, transportation allowance as well as other welfare. The expected cost of providing these post-retirement benefits is actuarially determined and recognized by using the projected unit credit method, which involves a number of assumptions and estimates, including inflation rate, discount rate and etc.

The plan is exposed to interest rate risk and the risk of changes in the life expectancy for pensioners.

The most recent actuarial valuation of the post-retirement benefit obligations was carried out at December 31, 2018 with assistance from a third party consultant using the projected unit credit actuarial valuation method.

The post-retirement benefit obligations recognized in the consolidated statement of financial position are as follows:

	2018	2017
	RMB million	RMB million
Post-retirement benefit obligations	2,712	2,670
Less: current portion	(168)	(168)

Non-current portion	2,544	2,502

The principal actuarial assumptions utilized as at the end of the reporting period are as follows:

	2018	2017
Discount rates for post-retirement benefits	3.50%	4.10%
Mortality rate	China Insurance	China Insurance
	Life Mortality	Life Mortality
	Table (2010-2013). CL5 for Male and CL6 for Female	Table (2010-2013). CL5 for Male and CL6 for Female
Annual increase rate of post-retirement medical expenses	6.50%	6.50%
Inflation rate of pension benefits	2.50%	2.50%

A quantitative sensitivity analysis for significant assumptions at the end of the reporting period is shown below:

	Increase in rate %	Increase/ (decrease) in post-retirement benefit obligations RMB million	Decrease in rate %	Increase/ (decrease) in post-retirement benefit obligations RMB million
2018
Discount rate for post-retirement benefits	0.25	(80)	0.25	84
Annual increase rate of pension benefits	1.00	288	1.00	(244)
Annual increase rate of medical expenses	1.00	41	1.00	(34)
2017
Discount rate for post-retirement benefits	0.25	(73)	0.25	77
Annual increase rate of pension benefits	1.00	283	1.00	(240)
Annual increase rate of medical expenses	1.00	40	1.00	(33)

The sensitivity analyzes above have been determined based on a method that extrapolates the impact on net post-retirement benefit obligations as a result of reasonable changes in key assumptions occurring at the end of the reporting period.

Expected contributions to be made in the future years out of the post-retirement benefit obligations were as follows:

	2018	2017
	RMB million	RMB million
Within the next 12 months	168	168
Between 2 and 5 years	678	679
Between 6 and 10 years	841	851
Over 10 years	2,802	3,049

Total expected payments	4,489	4,747

The average duration of the post-retirement benefit obligations at the end of 2018 was 13 years (2017: 13 years).

The movements in the post-retirement benefit obligations were as follows:

2018
		Pension cost charged to profit or loss			Remeasurement (gains)/losses in other comprehensive income
	January 1 2018 RMB million	Service cost RMB million	Net interest RMB million	Sub-total included in profit or loss RMB million	Actuarial changes arising from changes in financial assumptions RMB million	Actuarial changes arising from changes in demographic assumptions RMB million	Experience adjustments RMB million	Sub-total included in other comprehensive income RMB million	Benefit settled RMB million		December 31 2018 RMB million
Defined benefit obligations/ benefit liability	2,670	—	106	106	(184)	—	69	115	(179)		2,712

2017
		Pension cost charged to profit or loss			Remeasurement (gains)/losses in other comprehensive income
	January 1 2017 RMB million	Service cost RMB million	Net interest RMB million	Sub-total included in profit or loss RMB million	Actuarial changes arising from changes in financial assumptions RMB million	Actuarial changes arising from changes in demographic assumptions RMB million	Experience adjustments RMB million	Sub-total included in other comprehensive income RMB million	Benefit settled RMB million	Transferred out due to disposal of a subsidiary RMB million	December 31 2017 RMB million
Defined benefit obligations/ benefit liability	3,063	—	98	98	(220)	—	96	(124)	(200)	(167)	2,670